Expense Example - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Convertible Securities Fund - Class A
Expense Example:
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Convertible Securities Fund - Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,870
Fidelity Advisor Convertible Securities Fund - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Convertible Securities Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Convertible Securities Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750